Shareholder Report	6 Months Ended
Jun. 30, 2024 USD ($) $ / shares
Shareholder Report [Line Items]
Document Type	N-CSRS
Amendment Flag	false
Registrant Name	Franklin Fund Allocator Series
Entity Central Index Key	0001022804
Entity Investment Company Type	N-1A
Document Period End Date	Jun. 30, 2024
Class A
Shareholder Report [Line Items]
Fund Name	Franklin Conservative Allocation Fund
Class Name	Class A
Trading Symbol	FTCIX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Franklin Conservative Allocation Fund for the period January 1, 2024, to June 30, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) DIAL BEN/342-5236.
Additional Information Phone Number	(800) DIAL BEN/342-5236
Additional Information Website	https://www.franklintempleton.com/regulatory-fund-documents
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*,†
Class A1	$31	0.62%
[1],[2],[3]
Expenses Paid, Amount	$ 31	[1]
Expense Ratio, Percent	0.62%	[1]
Net Assets	$ 878,426,710
Holdings Count | $ / shares	24	[4]
Investment Company Portfolio Turnover	11.65%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of June 30, 2024)

Total Net Assets	$878,426,710
Total Number of Portfolio Holdings*	24
Portfolio Turnover Rate	11.65%
[4]
Holdings [Text Block]
Updated Prospectus Web Address	https://www.franklintempleton.com/regulatory-fund-documents
Class C
Shareholder Report [Line Items]
Fund Name	Franklin Conservative Allocation Fund
Class Name	Class C
Trading Symbol	FTCCX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Franklin Conservative Allocation Fund for the period January 1, 2024, to June 30, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) DIAL BEN/342-5236.
Additional Information Phone Number	(800) DIAL BEN/342-5236
Additional Information Website	https://www.franklintempleton.com/regulatory-fund-documents
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*,†
Class C1	$69	1.36%
[5],[6],[7]
Expenses Paid, Amount	$ 69	[5]
Expense Ratio, Percent	1.36%	[5]
Net Assets	$ 878,426,710
Holdings Count | $ / shares	24	[8]
Investment Company Portfolio Turnover	11.65%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of June 30, 2024)

Total Net Assets	$878,426,710
Total Number of Portfolio Holdings*	24
Portfolio Turnover Rate	11.65%
[8]
Holdings [Text Block]
Updated Prospectus Web Address	https://www.franklintempleton.com/regulatory-fund-documents
Class R
Shareholder Report [Line Items]
Fund Name	Franklin Conservative Allocation Fund
Class Name	Class R
Trading Symbol	FTCRX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Franklin Conservative Allocation Fund for the period January 1, 2024, to June 30, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) DIAL BEN/342-5236.
Additional Information Phone Number	(800) DIAL BEN/342-5236
Additional Information Website	https://www.franklintempleton.com/regulatory-fund-documents
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*,†
Class R1	$44	0.87%
[9],[10],[11]
Expenses Paid, Amount	$ 44	[9]
Expense Ratio, Percent	0.87%	[9]
Net Assets	$ 878,426,710
Holdings Count | $ / shares	24	[12]
Investment Company Portfolio Turnover	11.65%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of June 30, 2024)

Total Net Assets	$878,426,710
Total Number of Portfolio Holdings*	24
Portfolio Turnover Rate	11.65%
[12]
Holdings [Text Block]
Updated Prospectus Web Address	https://www.franklintempleton.com/regulatory-fund-documents
Class R6
Shareholder Report [Line Items]
Fund Name	Franklin Conservative Allocation Fund
Class Name	Class R6
Trading Symbol	FTCMX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Franklin Conservative Allocation Fund for the period January 1, 2024, to June 30, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) DIAL BEN/342-5236.
Additional Information Phone Number	(800) DIAL BEN/342-5236
Additional Information Website	https://www.franklintempleton.com/regulatory-fund-documents
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*,†
Class R6[1]	$16	0.31%
[13],[14],[15]
Expenses Paid, Amount	$ 16	[13]
Expense Ratio, Percent	0.31%	[13]
Net Assets	$ 878,426,710
Holdings Count | $ / shares	24	[16]
Investment Company Portfolio Turnover	11.65%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of June 30, 2024)

Total Net Assets	$878,426,710
Total Number of Portfolio Holdings*	24
Portfolio Turnover Rate	11.65%
[16]
Holdings [Text Block]
Updated Prospectus Web Address	https://www.franklintempleton.com/regulatory-fund-documents
Advisor Class
Shareholder Report [Line Items]
Fund Name	Franklin Conservative Allocation Fund
Class Name	Advisor Class
Trading Symbol	FTCZX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Franklin Conservative Allocation Fund for the period January 1, 2024, to June 30, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) DIAL BEN/342-5236.
Additional Information Phone Number	(800) DIAL BEN/342-5236
Additional Information Website	https://www.franklintempleton.com/regulatory-fund-documents
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*,†
Advisor Class[1]	$19	0.37%
[17],[18],[19]
Expenses Paid, Amount	$ 19	[17]
Expense Ratio, Percent	0.37%	[17]
Net Assets	$ 878,426,710
Holdings Count | $ / shares	24	[20]
Investment Company Portfolio Turnover	11.65%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of June 30, 2024)

Total Net Assets	$878,426,710
Total Number of Portfolio Holdings*	24
Portfolio Turnover Rate	11.65%
[20]
Holdings [Text Block]
Updated Prospectus Web Address	https://www.franklintempleton.com/regulatory-fund-documents
Advisor Class
Shareholder Report [Line Items]
Fund Name	Franklin Moderate Allocation Fund
Class Name	Advisor Class
Trading Symbol	FMTZX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Franklin Moderate Allocation Fund for the period January 1, 2024, to June 30, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) DIAL BEN/342-5236.
Additional Information Phone Number	(800) DIAL BEN/342-5236
Additional Information Website	https://www.franklintempleton.com/regulatory-fund-documents
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*,†
Advisor Class[1]	$19	0.36%
[21],[22],[23]
Expenses Paid, Amount	$ 19	[21]
Expense Ratio, Percent	0.36%	[21]
Net Assets	$ 1,666,208,354
Holdings Count | $ / shares	24	[24]
Investment Company Portfolio Turnover	11.87%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of June 30, 2024)

Total Net Assets	$1,666,208,354
Total Number of Portfolio Holdings*	24
Portfolio Turnover Rate	11.87%
[24]
Holdings [Text Block]
Updated Prospectus Web Address	https://www.franklintempleton.com/regulatory-fund-documents
Class A
Shareholder Report [Line Items]
Fund Name	Franklin Moderate Allocation Fund
Class Name	Class A
Trading Symbol	FMTIX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Franklin Moderate Allocation Fund for the period January 1, 2024, to June 30, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) DIAL BEN/342-5236.
Additional Information Phone Number	(800) DIAL BEN/342-5236
Additional Information Website	https://www.franklintempleton.com/regulatory-fund-documents
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*,†
Class A1	$31	0.61%
[25],[26],[27]
Expenses Paid, Amount	$ 31	[25]
Expense Ratio, Percent	0.61%	[25]
Net Assets	$ 1,666,208,354
Holdings Count | $ / shares	24	[28]
Investment Company Portfolio Turnover	11.87%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of June 30, 2024)

Total Net Assets	$1,666,208,354
Total Number of Portfolio Holdings*	24
Portfolio Turnover Rate	11.87%
[28]
Holdings [Text Block]
Updated Prospectus Web Address	https://www.franklintempleton.com/regulatory-fund-documents
Class C
Shareholder Report [Line Items]
Fund Name	Franklin Moderate Allocation Fund
Class Name	Class C
Trading Symbol	FTMTX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Franklin Moderate Allocation Fund for the period January 1, 2024, to June 30, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) DIAL BEN/342-5236.
Additional Information Phone Number	(800) DIAL BEN/342-5236
Additional Information Website	https://www.franklintempleton.com/regulatory-fund-documents
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*,†
Class C1	$70	1.36%
[29],[30],[31]
Expenses Paid, Amount	$ 70	[29]
Expense Ratio, Percent	1.36%	[29]
Net Assets	$ 1,666,208,354
Holdings Count | $ / shares	24	[32]
Investment Company Portfolio Turnover	11.87%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of June 30, 2024)

Total Net Assets	$1,666,208,354
Total Number of Portfolio Holdings*	24
Portfolio Turnover Rate	11.87%
[32]
Holdings [Text Block]
Updated Prospectus Web Address	https://www.franklintempleton.com/regulatory-fund-documents
Class R
Shareholder Report [Line Items]
Fund Name	Franklin Moderate Allocation Fund
Class Name	Class R
Trading Symbol	FTMRX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Franklin Moderate Allocation Fund for the period January 1, 2024, to June 30, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) DIAL BEN/342-5236.
Additional Information Phone Number	(800) DIAL BEN/342-5236
Additional Information Website	https://www.franklintempleton.com/regulatory-fund-documents
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*,†
Class R1	$44	0.86%
[33],[34],[35]
Expenses Paid, Amount	$ 44	[33]
Expense Ratio, Percent	0.86%	[33]
Net Assets	$ 1,666,208,354
Holdings Count | $ / shares	24	[36]
Investment Company Portfolio Turnover	11.87%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of June 30, 2024)

Total Net Assets	$1,666,208,354
Total Number of Portfolio Holdings*	24
Portfolio Turnover Rate	11.87%
[36]
Holdings [Text Block]
Updated Prospectus Web Address	https://www.franklintempleton.com/regulatory-fund-documents
Class R6
Shareholder Report [Line Items]
Fund Name	Franklin Moderate Allocation Fund
Class Name	Class R6
Trading Symbol	FTMLX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Franklin Moderate Allocation Fund for the period January 1, 2024, to June 30, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) DIAL BEN/342-5236.
Additional Information Phone Number	(800) DIAL BEN/342-5236
Additional Information Website	https://www.franklintempleton.com/regulatory-fund-documents
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*,†
Class R6[1]	$15	0.30%
[37],[38],[39]
Expenses Paid, Amount	$ 15	[37]
Expense Ratio, Percent	0.30%	[37]
Net Assets	$ 1,666,208,354
Holdings Count | $ / shares	24	[40]
Investment Company Portfolio Turnover	11.87%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of June 30, 2024)

Total Net Assets	$1,666,208,354
Total Number of Portfolio Holdings*	24
Portfolio Turnover Rate	11.87%
[40]
Holdings [Text Block]
Updated Prospectus Web Address	https://www.franklintempleton.com/regulatory-fund-documents
Class A
Shareholder Report [Line Items]
Fund Name	Franklin Growth Allocation Fund
Class Name	Class A
Trading Symbol	FGTIX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Franklin Growth Allocation Fund for the period January 1, 2024, to June 30, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) DIAL BEN/342-5236.
Additional Information Phone Number	(800) DIAL BEN/342-5236
Additional Information Website	https://www.franklintempleton.com/regulatory-fund-documents
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*,†
Class A1	$33	0.63%
[41],[42],[43]
Expenses Paid, Amount	$ 33	[41]
Expense Ratio, Percent	0.63%	[41]
Net Assets	$ 1,347,285,070
Holdings Count | $ / shares	25	[44]
Investment Company Portfolio Turnover	10.22%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of June 30, 2024)

Total Net Assets	$1,347,285,070
Total Number of Portfolio Holdings*	25
Portfolio Turnover Rate	10.22%
[44]
Holdings [Text Block]
Updated Prospectus Web Address	https://www.franklintempleton.com/regulatory-fund-documents
Class C
Shareholder Report [Line Items]
Fund Name	Franklin Growth Allocation Fund
Class Name	Class C
Trading Symbol	FTGTX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Franklin Growth Allocation Fund for the period January 1, 2024, to June 30, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) DIAL BEN/342-5236.
Additional Information Phone Number	(800) DIAL BEN/342-5236
Additional Information Website	https://www.franklintempleton.com/regulatory-fund-documents
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*,†
Class C1	$72	1.38%
[45],[46],[47]
Expenses Paid, Amount	$ 72	[45]
Expense Ratio, Percent	1.38%	[45]
Net Assets	$ 1,347,285,070
Holdings Count | $ / shares	25	[48]
Investment Company Portfolio Turnover	10.22%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of June 30, 2024)

Total Net Assets	$1,347,285,070
Total Number of Portfolio Holdings*	25
Portfolio Turnover Rate	10.22%
[48]
Holdings [Text Block]
Updated Prospectus Web Address	https://www.franklintempleton.com/regulatory-fund-documents
Class R
Shareholder Report [Line Items]
Fund Name	Franklin Growth Allocation Fund
Class Name	Class R
Trading Symbol	FGTRX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Franklin Growth Allocation Fund for the period January 1, 2024, to June 30, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) DIAL BEN/342-5236.
Additional Information Phone Number	(800) DIAL BEN/342-5236
Additional Information Website	https://www.franklintempleton.com/regulatory-fund-documents
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*,†
Class R1	$46	0.88%
[49],[50],[51]
Expenses Paid, Amount	$ 46	[49]
Expense Ratio, Percent	0.88%	[49]
Net Assets	$ 1,347,285,070
Holdings Count | $ / shares	25	[52]
Investment Company Portfolio Turnover	10.22%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of June 30, 2024)

Total Net Assets	$1,347,285,070
Total Number of Portfolio Holdings*	25
Portfolio Turnover Rate	10.22%
[52]
Holdings [Text Block]
Updated Prospectus Web Address	https://www.franklintempleton.com/regulatory-fund-documents
Class R6
Shareholder Report [Line Items]
Fund Name	Franklin Growth Allocation Fund
Class Name	Class R6
Trading Symbol	FTGMX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Franklin Growth Allocation Fund for the period January 1, 2024, to June 30, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) DIAL BEN/342-5236.
Additional Information Phone Number	(800) DIAL BEN/342-5236
Additional Information Website	https://www.franklintempleton.com/regulatory-fund-documents
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*,†
Class R6[1]	$16	0.30%
[53],[54],[55]
Expenses Paid, Amount	$ 16	[53]
Expense Ratio, Percent	0.30%	[53]
Net Assets	$ 1,347,285,070
Holdings Count | $ / shares	25	[56]
Investment Company Portfolio Turnover	10.22%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of June 30, 2024)

Total Net Assets	$1,347,285,070
Total Number of Portfolio Holdings*	25
Portfolio Turnover Rate	10.22%
[56]
Holdings [Text Block]
Updated Prospectus Web Address	https://www.franklintempleton.com/regulatory-fund-documents
Advisor Class
Shareholder Report [Line Items]
Fund Name	Franklin Growth Allocation Fund
Class Name	Advisor Class
Trading Symbol	FGTZX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Franklin Growth Allocation Fund for the period January 1, 2024, to June 30, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) DIAL BEN/342-5236.
Additional Information Phone Number	(800) DIAL BEN/342-5236
Additional Information Website	https://www.franklintempleton.com/regulatory-fund-documents
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*,†
Advisor Class[1]	$20	0.38%
[57],[58],[59]
Expenses Paid, Amount	$ 20	[57]
Expense Ratio, Percent	0.38%	[57]
Net Assets	$ 1,347,285,070
Holdings Count | $ / shares	25	[60]
Investment Company Portfolio Turnover	10.22%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of June 30, 2024)

Total Net Assets	$1,347,285,070
Total Number of Portfolio Holdings*	25
Portfolio Turnover Rate	10.22%
[60]
Holdings [Text Block]
Updated Prospectus Web Address	https://www.franklintempleton.com/regulatory-fund-documents
Class A
Shareholder Report [Line Items]
Fund Name	Franklin Corefolio Allocation Fund
Class Name	Class A
Trading Symbol	FTCOX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Franklin Corefolio Allocation Fund for the period January 1, 2024, to June 30, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) DIAL BEN/342-5236.
Additional Information Phone Number	(800) DIAL BEN/342-5236
Additional Information Website	https://www.franklintempleton.com/regulatory-fund-documents
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*,†
Class A1	$20	0.38%
[61],[62],[63]
Expenses Paid, Amount	$ 20	[61]
Expense Ratio, Percent	0.38%	[61]
Net Assets	$ 988,247,534
Holdings Count | $ / shares	5	[64]
Investment Company Portfolio Turnover	3.47%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of June 30, 2024)

Total Net Assets	$988,247,534
Total Number of Portfolio Holdings*	5
Portfolio Turnover Rate	3.47%
[64]
Holdings [Text Block]
Updated Prospectus Web Address	https://www.franklintempleton.com/regulatory-fund-documents
Class C
Shareholder Report [Line Items]
Fund Name	Franklin Corefolio Allocation Fund
Class Name	Class C
Trading Symbol	FTCLX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Franklin Corefolio Allocation Fund for the period January 1, 2024, to June 30, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) DIAL BEN/342-5236.
Additional Information Phone Number	(800) DIAL BEN/342-5236
Additional Information Website	https://www.franklintempleton.com/regulatory-fund-documents
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*,†
Class C1	$59	1.13%
[65],[66],[67]
Expenses Paid, Amount	$ 59	[65]
Expense Ratio, Percent	1.13%	[65]
Net Assets	$ 988,247,534
Holdings Count | $ / shares	5	[68]
Investment Company Portfolio Turnover	3.47%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of June 30, 2024)

Total Net Assets	$988,247,534
Total Number of Portfolio Holdings*	5
Portfolio Turnover Rate	3.47%
[68]
Holdings [Text Block]
Updated Prospectus Web Address	https://www.franklintempleton.com/regulatory-fund-documents
Class R
Shareholder Report [Line Items]
Fund Name	Franklin Corefolio Allocation Fund
Class Name	Class R
Trading Symbol	FFAYX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Franklin Corefolio Allocation Fund for the period January 1, 2024, to June 30, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) DIAL BEN/342-5236.
Additional Information Phone Number	(800) DIAL BEN/342-5236
Additional Information Website	https://www.franklintempleton.com/regulatory-fund-documents
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*,†
Class R1	$33	0.63%
[69],[70],[71]
Expenses Paid, Amount	$ 33	[69]
Expense Ratio, Percent	0.63%	[69]
Net Assets	$ 988,247,534
Holdings Count | $ / shares	5	[72]
Investment Company Portfolio Turnover	3.47%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of June 30, 2024)

Total Net Assets	$988,247,534
Total Number of Portfolio Holdings*	5
Portfolio Turnover Rate	3.47%
[72]
Holdings [Text Block]
Updated Prospectus Web Address	https://www.franklintempleton.com/regulatory-fund-documents
Class R6
Shareholder Report [Line Items]
Fund Name	Franklin Corefolio Allocation Fund
Class Name	Class R6
Trading Symbol	FTLQX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Franklin Corefolio Allocation Fund for the period January 1, 2024, to June 30, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) DIAL BEN/342-5236.
Additional Information Phone Number	(800) DIAL BEN/342-5236
Additional Information Website	https://www.franklintempleton.com/regulatory-fund-documents
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*,†
Class R6[1]	$4	0.08%
[73],[74],[75]
Expenses Paid, Amount	$ 4	[73]
Expense Ratio, Percent	0.08%	[73]
Net Assets	$ 988,247,534
Holdings Count | $ / shares	5	[76]
Investment Company Portfolio Turnover	3.47%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of June 30, 2024)

Total Net Assets	$988,247,534
Total Number of Portfolio Holdings*	5
Portfolio Turnover Rate	3.47%
[76]
Holdings [Text Block]
Updated Prospectus Web Address	https://www.franklintempleton.com/regulatory-fund-documents
Advisor Class
Shareholder Report [Line Items]
Fund Name	Franklin Corefolio Allocation Fund
Class Name	Advisor Class
Trading Symbol	FCAZX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Franklin Corefolio Allocation Fund for the period January 1, 2024, to June 30, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) DIAL BEN/342-5236.
Additional Information Phone Number	(800) DIAL BEN/342-5236
Additional Information Website	https://www.franklintempleton.com/regulatory-fund-documents
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*,†
Advisor Class[1]	$7	0.13%
[77],[78],[79]
Expenses Paid, Amount	$ 7	[77]
Expense Ratio, Percent	0.13%	[77]
Net Assets	$ 988,247,534
Holdings Count | $ / shares	5	[80]
Investment Company Portfolio Turnover	3.47%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of June 30, 2024)

Total Net Assets	$988,247,534
Total Number of Portfolio Holdings*	5
Portfolio Turnover Rate	3.47%
[80]
Holdings [Text Block]
Updated Prospectus Web Address	https://www.franklintempleton.com/regulatory-fund-documents
Class A
Shareholder Report [Line Items]
Fund Name	Franklin Global Allocation Fund
Class Name	Class A
Trading Symbol	FFALX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Franklin Global Allocation Fund for the period January 1, 2024, to June 30, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) DIAL BEN/342-5236.
Additional Information Phone Number	(800) DIAL BEN/342-5236
Additional Information Website	https://www.franklintempleton.com/regulatory-fund-documents
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*,†
Class A	$48	0.92%
[81],[82]
Expenses Paid, Amount	$ 48
Expense Ratio, Percent	0.92%
Net Assets	$ 2,749,438,874
Holdings Count | $ / shares	253	[83]
Investment Company Portfolio Turnover	28.69%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of June 30, 2024)

Total Net Assets	$2,749,438,874
Total Number of Portfolio Holdings*	253
Portfolio Turnover Rate	28.69%
[83]
Holdings [Text Block]
Updated Prospectus Web Address	https://www.franklintempleton.com/regulatory-fund-documents
Class C
Shareholder Report [Line Items]
Fund Name	Franklin Global Allocation Fund
Class Name	Class C
Trading Symbol	FFACX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Franklin Global Allocation Fund for the period January 1, 2024, to June 30, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) DIAL BEN/342-5236.
Additional Information Phone Number	(800) DIAL BEN/342-5236
Additional Information Website	https://www.franklintempleton.com/regulatory-fund-documents
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*,†
Class C	$87	1.67%
[84],[85]
Expenses Paid, Amount	$ 87
Expense Ratio, Percent	1.67%
Net Assets	$ 2,749,438,874
Holdings Count | $ / shares	253	[86]
Investment Company Portfolio Turnover	28.69%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of June 30, 2024)

Total Net Assets	$2,749,438,874
Total Number of Portfolio Holdings*	253
Portfolio Turnover Rate	28.69%
[86]
Holdings [Text Block]
Updated Prospectus Web Address	https://www.franklintempleton.com/regulatory-fund-documents
Class R
Shareholder Report [Line Items]
Fund Name	Franklin Global Allocation Fund
Class Name	Class R
Trading Symbol	FFARX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Franklin Global Allocation Fund for the period January 1, 2024, to June 30, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) DIAL BEN/342-5236.
Additional Information Phone Number	(800) DIAL BEN/342-5236
Additional Information Website	https://www.franklintempleton.com/regulatory-fund-documents
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*,†
Class R	$61	1.17%
[87],[88]
Expenses Paid, Amount	$ 61
Expense Ratio, Percent	1.17%
Net Assets	$ 2,749,438,874
Holdings Count | $ / shares	253	[89]
Investment Company Portfolio Turnover	28.69%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of June 30, 2024)

Total Net Assets	$2,749,438,874
Total Number of Portfolio Holdings*	253
Portfolio Turnover Rate	28.69%
[89]
Holdings [Text Block]
Class R6
Shareholder Report [Line Items]
Fund Name	Franklin Global Allocation Fund
Class Name	Class R6
Trading Symbol	FFAQX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Franklin Global Allocation Fund for the period January 1, 2024, to June 30, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) DIAL BEN/342-5236.
Additional Information Phone Number	(800) DIAL BEN/342-5236
Additional Information Website	https://www.franklintempleton.com/regulatory-fund-documents
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*,†
Class R6	$32	0.62%
[90],[91]
Expenses Paid, Amount	$ 32
Expense Ratio, Percent	0.62%
Net Assets	$ 2,749,438,874
Holdings Count | $ / shares	253	[92]
Investment Company Portfolio Turnover	28.69%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of June 30, 2024)

Total Net Assets	$2,749,438,874
Total Number of Portfolio Holdings*	253
Portfolio Turnover Rate	28.69%
[92]
Holdings [Text Block]
Updated Prospectus Web Address	https://www.franklintempleton.com/regulatory-fund-documents
Advisor Class
Shareholder Report [Line Items]
Fund Name	Franklin Global Allocation Fund
Class Name	Advisor Class
Trading Symbol	FFAAX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Franklin Global Allocation Fund for the period January 1, 2024, to June 30, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) DIAL BEN/342-5236.
Additional Information Phone Number	(800) DIAL BEN/342-5236
Additional Information Website	https://www.franklintempleton.com/regulatory-fund-documents
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*,†
Advisor Class	$35	0.68%
[93],[94]
Expenses Paid, Amount	$ 35
Expense Ratio, Percent	0.68%
Net Assets	$ 2,749,438,874
Holdings Count | $ / shares	253	[95]
Investment Company Portfolio Turnover	28.69%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of June 30, 2024)

Total Net Assets	$2,749,438,874
Total Number of Portfolio Holdings*	253
Portfolio Turnover Rate	28.69%
[95]
Holdings [Text Block]
Updated Prospectus Web Address	https://www.franklintempleton.com/regulatory-fund-documents
Class A
Shareholder Report [Line Items]
Fund Name	Franklin LifeSmart Retirement Income Fund
Class Name	Class A
Trading Symbol	FTRAX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Franklin LifeSmart Retirement Income Fund for the period January 1, 2024, to June 30, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) DIAL BEN/342-5236.
Additional Information Phone Number	(800) DIAL BEN/342-5236
Additional Information Website	https://www.franklintempleton.com/regulatory-fund-documents
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*,†
Class A1	$15	0.30%
[96],[97],[98]
Expenses Paid, Amount	$ 15	[96]
Expense Ratio, Percent	0.30%	[96]
Net Assets	$ 44,562,884
Holdings Count | $ / shares	16	[99]
Investment Company Portfolio Turnover	7.14%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of June 30, 2024)

Total Net Assets	$44,562,884
Total Number of Portfolio Holdings*	16
Portfolio Turnover Rate	7.14%
[99]
Holdings [Text Block]
Updated Prospectus Web Address	https://www.franklintempleton.com/regulatory-fund-documents
Class C
Shareholder Report [Line Items]
Fund Name	Franklin LifeSmart Retirement Income Fund
Class Name	Class C
Trading Symbol	FRTCX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Franklin LifeSmart Retirement Income Fund for the period January 1, 2024, to June 30, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) DIAL BEN/342-5236.
Additional Information Phone Number	(800) DIAL BEN/342-5236
Additional Information Website	https://www.franklintempleton.com/regulatory-fund-documents
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*,†
Class C1	$53	1.05%
[100],[101],[102]
Expenses Paid, Amount	$ 53	[100]
Expense Ratio, Percent	1.05%	[100]
Net Assets	$ 44,562,884
Holdings Count | $ / shares	16	[103]
Investment Company Portfolio Turnover	7.14%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of June 30, 2024)

Total Net Assets	$44,562,884
Total Number of Portfolio Holdings*	16
Portfolio Turnover Rate	7.14%
[103]
Holdings [Text Block]
Updated Prospectus Web Address	https://www.franklintempleton.com/regulatory-fund-documents
Class R
Shareholder Report [Line Items]
Fund Name	Franklin LifeSmart Retirement Income Fund
Class Name	Class R
Trading Symbol	FBRLX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Franklin LifeSmart Retirement Income Fund for the period January 1, 2024, to June 30, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) DIAL BEN/342-5236.
Additional Information Phone Number	(800) DIAL BEN/342-5236
Additional Information Website	https://www.franklintempleton.com/regulatory-fund-documents
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*,†
Class R1	$28	0.55%
[104],[105],[106]
Expenses Paid, Amount	$ 28	[104]
Expense Ratio, Percent	0.55%	[104]
Net Assets	$ 44,562,884
Holdings Count | $ / shares	16	[107]
Investment Company Portfolio Turnover	7.14%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of June 30, 2024)

Total Net Assets	$44,562,884
Total Number of Portfolio Holdings*	16
Portfolio Turnover Rate	7.14%
[107]
Holdings [Text Block]
Updated Prospectus Web Address	https://www.franklintempleton.com/regulatory-fund-documents
Class R6
Shareholder Report [Line Items]
Fund Name	Franklin LifeSmart Retirement Income Fund
Class Name	Class R6
Trading Symbol	FLMTX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Franklin LifeSmart Retirement Income Fund for the period January 1, 2024, to June 30, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) DIAL BEN/342-5236.
Additional Information Phone Number	(800) DIAL BEN/342-5236
Additional Information Website	https://www.franklintempleton.com/regulatory-fund-documents
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*,†
Class R6[1]	$0	0.00%
[108],[109],[110]
Expenses Paid, Amount	$ 0	[108]
Expense Ratio, Percent	0.00%	[108]
Net Assets	$ 44,562,884
Holdings Count | $ / shares	16	[111]
Investment Company Portfolio Turnover	7.14%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of June 30, 2024)

Total Net Assets	$44,562,884
Total Number of Portfolio Holdings*	16
Portfolio Turnover Rate	7.14%
[111]
Holdings [Text Block]
Updated Prospectus Web Address	https://www.franklintempleton.com/regulatory-fund-documents
Advisor Class
Shareholder Report [Line Items]
Fund Name	Franklin LifeSmart Retirement Income Fund
Class Name	Advisor Class
Trading Symbol	FLRDX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Franklin LifeSmart Retirement Income Fund for the period January 1, 2024, to June 30, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) DIAL BEN/342-5236.
Additional Information Phone Number	(800) DIAL BEN/342-5236
Additional Information Website	https://www.franklintempleton.com/regulatory-fund-documents
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*,†
Advisor Class[1]	$3	0.05%
[112],[113],[114]
Expenses Paid, Amount	$ 3	[112]
Expense Ratio, Percent	0.05%	[112]
Net Assets	$ 44,562,884
Holdings Count | $ / shares	16	[115]
Investment Company Portfolio Turnover	7.14%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of June 30, 2024)

Total Net Assets	$44,562,884
Total Number of Portfolio Holdings*	16
Portfolio Turnover Rate	7.14%
[115]
Holdings [Text Block]
Updated Prospectus Web Address	https://www.franklintempleton.com/regulatory-fund-documents
Advisor Class
Shareholder Report [Line Items]
Fund Name	Franklin LifeSmart 2020 Retirement Target Fund
Class Name	Advisor Class
Trading Symbol	FLROX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Franklin LifeSmart 2020 Retirement Target Fund for the period January 1, 2024, to June 30, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) DIAL BEN/342-5236.
Additional Information Phone Number	(800) DIAL BEN/342-5236
Additional Information Website	https://www.franklintempleton.com/regulatory-fund-documents
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*,†
Advisor Class[1]	$12	0.24%
[116],[117],[118]
Expenses Paid, Amount	$ 12	[116]
Expense Ratio, Percent	0.24%	[116]
Net Assets	$ 27,488,400
Holdings Count | $ / shares	24	[119]
Investment Company Portfolio Turnover	12.96%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of June 30, 2024)

Total Net Assets	$27,488,400
Total Number of Portfolio Holdings*	24
Portfolio Turnover Rate	12.96%
[119]
Holdings [Text Block]
Updated Prospectus Web Address	https://www.franklintempleton.com/regulatory-fund-documents
Class A
Shareholder Report [Line Items]
Fund Name	Franklin LifeSmart 2020 Retirement Target Fund
Class Name	Class A
Trading Symbol	FLRMX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Franklin LifeSmart 2020 Retirement Target Fund for the period January 1, 2024, to June 30, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) DIAL BEN/342-5236.
Additional Information Phone Number	(800) DIAL BEN/342-5236
Additional Information Website	https://www.franklintempleton.com/regulatory-fund-documents
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*,†
Class A1	$25	0.49%
[120],[121],[122]
Expenses Paid, Amount	$ 25	[120]
Expense Ratio, Percent	0.49%	[120]
Net Assets	$ 27,488,400
Holdings Count | $ / shares	24	[123]
Investment Company Portfolio Turnover	12.96%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of June 30, 2024)

Total Net Assets	$27,488,400
Total Number of Portfolio Holdings*	24
Portfolio Turnover Rate	12.96%
[123]
Holdings [Text Block]
Updated Prospectus Web Address	https://www.franklintempleton.com/regulatory-fund-documents
Class C
Shareholder Report [Line Items]
Fund Name	Franklin LifeSmart 2020 Retirement Target Fund
Class Name	Class C
Trading Symbol	FLRQX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Franklin LifeSmart 2020 Retirement Target Fund for the period January 1, 2024, to June 30, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) DIAL BEN/342-5236.
Additional Information Phone Number	(800) DIAL BEN/342-5236
Additional Information Website	https://www.franklintempleton.com/regulatory-fund-documents
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*,†
Class C1	$63	1.24%
[124],[125],[126]
Expenses Paid, Amount	$ 63	[124]
Expense Ratio, Percent	1.24%	[124]
Net Assets	$ 27,488,400
Holdings Count | $ / shares	24	[127]
Investment Company Portfolio Turnover	12.96%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of June 30, 2024)

Total Net Assets	$27,488,400
Total Number of Portfolio Holdings*	24
Portfolio Turnover Rate	12.96%
[127]
Holdings [Text Block]
Updated Prospectus Web Address	https://www.franklintempleton.com/regulatory-fund-documents
Class R
Shareholder Report [Line Items]
Fund Name	Franklin LifeSmart 2020 Retirement Target Fund
Class Name	Class R
Trading Symbol	FLRVX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Franklin LifeSmart 2020 Retirement Target Fund for the period January 1, 2024, to June 30, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) DIAL BEN/342-5236.
Additional Information Phone Number	(800) DIAL BEN/342-5236
Additional Information Website	https://www.franklintempleton.com/regulatory-fund-documents
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*,†
Class R1	$38	0.74%
[128],[129],[130]
Expenses Paid, Amount	$ 38	[128]
Expense Ratio, Percent	0.74%	[128]
Net Assets	$ 27,488,400
Holdings Count | $ / shares	24	[131]
Investment Company Portfolio Turnover	12.96%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of June 30, 2024)

Total Net Assets	$27,488,400
Total Number of Portfolio Holdings*	24
Portfolio Turnover Rate	12.96%
[131]
Holdings [Text Block]
Updated Prospectus Web Address	https://www.franklintempleton.com/regulatory-fund-documents
Class R6
Shareholder Report [Line Items]
Fund Name	Franklin LifeSmart 2020 Retirement Target Fund
Class Name	Class R6
Trading Symbol	FRTSX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Franklin LifeSmart 2020 Retirement Target Fund for the period January 1, 2024, to June 30, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) DIAL BEN/342-5236.
Additional Information Phone Number	(800) DIAL BEN/342-5236
Additional Information Website	https://www.franklintempleton.com/regulatory-fund-documents
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*,†
Class R6[1]	$10	0.19%
[132],[133],[134]
Expenses Paid, Amount	$ 10	[132]
Expense Ratio, Percent	0.19%	[132]
Net Assets	$ 27,488,400
Holdings Count | $ / shares	24	[135]
Investment Company Portfolio Turnover	12.96%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of June 30, 2024)

Total Net Assets	$27,488,400
Total Number of Portfolio Holdings*	24
Portfolio Turnover Rate	12.96%
[135]
Holdings [Text Block]
Updated Prospectus Web Address	https://www.franklintempleton.com/regulatory-fund-documents
Class A
Shareholder Report [Line Items]
Fund Name	Franklin LifeSmart 2025 Retirement Target Fund
Class Name	Class A
Trading Symbol	FTRTX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Franklin LifeSmart 2025 Retirement Target Fund for the period January 1, 2024, to June 30, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) DIAL BEN/342-5236.
Additional Information Phone Number	(800) DIAL BEN/342-5236
Additional Information Website	https://www.franklintempleton.com/regulatory-fund-documents
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*,†
Class A1	$25	0.50%
[136],[137],[138]
Expenses Paid, Amount	$ 25	[136]
Expense Ratio, Percent	0.50%	[136]
Net Assets	$ 112,922,227
Holdings Count | $ / shares	24	[139]
Investment Company Portfolio Turnover	11.87%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of June 30, 2024)

Total Net Assets	$112,922,227
Total Number of Portfolio Holdings*	24
Portfolio Turnover Rate	11.87%
[139]
Holdings [Text Block]
Updated Prospectus Web Address	https://www.franklintempleton.com/regulatory-fund-documents
Class C
Shareholder Report [Line Items]
Fund Name	Franklin LifeSmart 2025 Retirement Target Fund
Class Name	Class C
Trading Symbol	FTTCX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Franklin LifeSmart 2025 Retirement Target Fund for the period January 1, 2024, to June 30, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) DIAL BEN/342-5236.
Additional Information Phone Number	(800) DIAL BEN/342-5236
Additional Information Website	https://www.franklintempleton.com/regulatory-fund-documents
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*,†
Class C1	$64	1.25%
[140],[141],[142]
Expenses Paid, Amount	$ 64	[140]
Expense Ratio, Percent	1.25%	[140]
Net Assets	$ 112,922,227
Holdings Count | $ / shares	24	[143]
Investment Company Portfolio Turnover	11.87%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of June 30, 2024)

Total Net Assets	$112,922,227
Total Number of Portfolio Holdings*	24
Portfolio Turnover Rate	11.87%
[143]
Holdings [Text Block]
Updated Prospectus Web Address	https://www.franklintempleton.com/regulatory-fund-documents
Class R
Shareholder Report [Line Items]
Fund Name	Franklin LifeSmart 2025 Retirement Target Fund
Class Name	Class R
Trading Symbol	FRELX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Franklin LifeSmart 2025 Retirement Target Fund for the period January 1, 2024, to June 30, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) DIAL BEN/342-5236.
Additional Information Phone Number	(800) DIAL BEN/342-5236
Additional Information Website	https://www.franklintempleton.com/regulatory-fund-documents
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*,†
Class R1	$38	0.74%
[144],[145],[146]
Expenses Paid, Amount	$ 38	[144]
Expense Ratio, Percent	0.74%	[144]
Net Assets	$ 112,922,227
Holdings Count | $ / shares	24	[147]
Investment Company Portfolio Turnover	11.87%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of June 30, 2024)

Total Net Assets	$112,922,227
Total Number of Portfolio Holdings*	24
Portfolio Turnover Rate	11.87%
[147]
Holdings [Text Block]
Updated Prospectus Web Address	https://www.franklintempleton.com/regulatory-fund-documents
Class R6
Shareholder Report [Line Items]
Fund Name	Franklin LifeSmart 2025 Retirement Target Fund
Class Name	Class R6
Trading Symbol	FTLMX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Franklin LifeSmart 2025 Retirement Target Fund for the period January 1, 2024, to June 30, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) DIAL BEN/342-5236.
Additional Information Phone Number	(800) DIAL BEN/342-5236
Additional Information Website	https://www.franklintempleton.com/regulatory-fund-documents
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*,†
Class R6[1]	$9	0.18%
[148],[149],[150]
Expenses Paid, Amount	$ 9	[148]
Expense Ratio, Percent	0.18%	[148]
Net Assets	$ 112,922,227
Holdings Count | $ / shares	24	[151]
Investment Company Portfolio Turnover	11.87%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of June 30, 2024)

Total Net Assets	$112,922,227
Total Number of Portfolio Holdings*	24
Portfolio Turnover Rate	11.87%
[151]
Holdings [Text Block]
Updated Prospectus Web Address	https://www.franklintempleton.com/regulatory-fund-documents
Advisor Class
Shareholder Report [Line Items]
Fund Name	Franklin LifeSmart 2025 Retirement Target Fund
Class Name	Advisor Class
Trading Symbol	FLRFX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Franklin LifeSmart 2025 Retirement Target Fund for the period January 1, 2024, to June 30, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) DIAL BEN/342-5236.
Additional Information Phone Number	(800) DIAL BEN/342-5236
Additional Information Website	https://www.franklintempleton.com/regulatory-fund-documents
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*,†
Advisor Class[1]	$13	0.25%
[152],[153],[154]
Expenses Paid, Amount	$ 13	[152]
Expense Ratio, Percent	0.25%	[152]
Net Assets	$ 112,922,227
Holdings Count | $ / shares	24	[155]
Investment Company Portfolio Turnover	11.87%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of June 30, 2024)

Total Net Assets	$112,922,227
Total Number of Portfolio Holdings*	24
Portfolio Turnover Rate	11.87%
[155]
Holdings [Text Block]
Updated Prospectus Web Address	https://www.franklintempleton.com/regulatory-fund-documents
Class R6
Shareholder Report [Line Items]
Fund Name	Franklin LifeSmart 2030 Retirement Target Fund
Class Name	Class R6
Trading Symbol	FLERX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Franklin LifeSmart 2030 Retirement Target Fund for the period January 1, 2024, to June 30, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) DIAL BEN/342-5236.
Additional Information Phone Number	(800) DIAL BEN/342-5236
Additional Information Website	https://www.franklintempleton.com/regulatory-fund-documents
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*,†
Class R6[1]	$11	0.21%
[156],[157],[158]
Expenses Paid, Amount	$ 11	[156]
Expense Ratio, Percent	0.21%	[156]
Net Assets	$ 71,948,365
Holdings Count | $ / shares	25	[159]
Investment Company Portfolio Turnover	13.11%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of June 30, 2024)

Total Net Assets	$71,948,365
Total Number of Portfolio Holdings*	25
Portfolio Turnover Rate	13.11%
[159]
Holdings [Text Block]
Updated Prospectus Web Address	https://www.franklintempleton.com/regulatory-fund-documents
Class A
Shareholder Report [Line Items]
Fund Name	Franklin LifeSmart 2030 Retirement Target Fund
Class Name	Class A
Trading Symbol	FLRSX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Franklin LifeSmart 2030 Retirement Target Fund for the period January 1, 2024, to June 30, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) DIAL BEN/342-5236.
Additional Information Phone Number	(800) DIAL BEN/342-5236
Additional Information Website	https://www.franklintempleton.com/regulatory-fund-documents
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*,†
Class A1	$26	0.51%
[160],[161],[162]
Expenses Paid, Amount	$ 26	[160]
Expense Ratio, Percent	0.51%	[160]
Net Assets	$ 71,948,365
Holdings Count | $ / shares	25	[163]
Investment Company Portfolio Turnover	13.11%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of June 30, 2024)

Total Net Assets	$71,948,365
Total Number of Portfolio Holdings*	25
Portfolio Turnover Rate	13.11%
[163]
Holdings [Text Block]
Updated Prospectus Web Address	https://www.franklintempleton.com/regulatory-fund-documents
Class C
Shareholder Report [Line Items]
Fund Name	Franklin LifeSmart 2030 Retirement Target Fund
Class Name	Class C
Trading Symbol	FLRTX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Franklin LifeSmart 2030 Retirement Target Fund for the period January 1, 2024, to June 30, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) DIAL BEN/342-5236.
Additional Information Phone Number	(800) DIAL BEN/342-5236
Additional Information Website	https://www.franklintempleton.com/regulatory-fund-documents
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*,†
Class C1	$65	1.26%
[164],[165],[166]
Expenses Paid, Amount	$ 65	[164]
Expense Ratio, Percent	1.26%	[164]
Net Assets	$ 71,948,365
Holdings Count | $ / shares	25	[167]
Investment Company Portfolio Turnover	13.11%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of June 30, 2024)

Total Net Assets	$71,948,365
Total Number of Portfolio Holdings*	25
Portfolio Turnover Rate	13.11%
[167]
Holdings [Text Block]
Updated Prospectus Web Address	https://www.franklintempleton.com/regulatory-fund-documents
Class R
Shareholder Report [Line Items]
Fund Name	Franklin LifeSmart 2030 Retirement Target Fund
Class Name	Class R
Trading Symbol	FLRWX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Franklin LifeSmart 2030 Retirement Target Fund for the period January 1, 2024, to June 30, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) DIAL BEN/342-5236.
Additional Information Phone Number	(800) DIAL BEN/342-5236
Additional Information Website	https://www.franklintempleton.com/regulatory-fund-documents
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*,†
Class R1	$39	0.76%
[168],[169],[170]
Expenses Paid, Amount	$ 39	[168]
Expense Ratio, Percent	0.76%	[168]
Net Assets	$ 71,948,365
Holdings Count | $ / shares	25	[171]
Investment Company Portfolio Turnover	13.11%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of June 30, 2024)

Total Net Assets	$71,948,365
Total Number of Portfolio Holdings*	25
Portfolio Turnover Rate	13.11%
[171]
Holdings [Text Block]
Updated Prospectus Web Address	https://www.franklintempleton.com/regulatory-fund-documents
Advisor Class
Shareholder Report [Line Items]
Fund Name	Franklin LifeSmart 2030 Retirement Target Fund
Class Name	Advisor Class
Trading Symbol	FLRZX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Franklin LifeSmart 2030 Retirement Target Fund for the period January 1, 2024, to June 30, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) DIAL BEN/342-5236.
Additional Information Phone Number	(800) DIAL BEN/342-5236
Additional Information Website	https://www.franklintempleton.com/regulatory-fund-documents
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*,†
Advisor Class[1]	$13	0.26%
[172],[173],[174]
Expenses Paid, Amount	$ 13	[172]
Expense Ratio, Percent	0.26%	[172]
Net Assets	$ 71,948,365
Holdings Count | $ / shares	25	[175]
Investment Company Portfolio Turnover	13.11%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of June 30, 2024)

Total Net Assets	$71,948,365
Total Number of Portfolio Holdings*	25
Portfolio Turnover Rate	13.11%
[175]
Holdings [Text Block]
Updated Prospectus Web Address	https://www.franklintempleton.com/regulatory-fund-documents
Class A
Shareholder Report [Line Items]
Fund Name	Franklin LifeSmart 2035 Retirement Target Fund
Class Name	Class A
Trading Symbol	FRTAX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Franklin LifeSmart 2035 Retirement Target Fund for the period January 1, 2024, to June 30, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) DIAL BEN/342-5236.
Additional Information Phone Number	(800) DIAL BEN/342-5236
Additional Information Website	https://www.franklintempleton.com/regulatory-fund-documents
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*,†
Class A1	$26	0.51%
[176],[177],[178]
Expenses Paid, Amount	$ 26	[176]
Expense Ratio, Percent	0.51%	[176]
Net Assets	$ 138,173,354
Holdings Count | $ / shares	25	[179]
Investment Company Portfolio Turnover	12.32%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of June 30, 2024)

Total Net Assets	$138,173,354
Total Number of Portfolio Holdings*	25
Portfolio Turnover Rate	12.32%
[179]
Holdings [Text Block]
Updated Prospectus Web Address	https://www.franklintempleton.com/regulatory-fund-documents
Class C
Shareholder Report [Line Items]
Fund Name	Franklin LifeSmart 2035 Retirement Target Fund
Class Name	Class C
Trading Symbol	FTRCX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Franklin LifeSmart 2035 Retirement Target Fund for the period January 1, 2024, to June 30, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) DIAL BEN/342-5236.
Additional Information Phone Number	(800) DIAL BEN/342-5236
Additional Information Website	https://www.franklintempleton.com/regulatory-fund-documents
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*,†
Class C1	$65	1.26%
[180],[181],[182]
Expenses Paid, Amount	$ 65	[180]
Expense Ratio, Percent	1.26%	[180]
Net Assets	$ 138,173,354
Holdings Count | $ / shares	25	[183]
Investment Company Portfolio Turnover	12.32%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of June 30, 2024)

Total Net Assets	$138,173,354
Total Number of Portfolio Holdings*	25
Portfolio Turnover Rate	12.32%
[183]
Holdings [Text Block]
Updated Prospectus Web Address	https://www.franklintempleton.com/regulatory-fund-documents
Class R
Shareholder Report [Line Items]
Fund Name	Franklin LifeSmart 2035 Retirement Target Fund
Class Name	Class R
Trading Symbol	FLRGX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Franklin LifeSmart 2035 Retirement Target Fund for the period January 1, 2024, to June 30, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) DIAL BEN/342-5236.
Additional Information Phone Number	(800) DIAL BEN/342-5236
Additional Information Website	https://www.franklintempleton.com/regulatory-fund-documents
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*,†
Class R1	$39	0.76%
[184],[185],[186]
Expenses Paid, Amount	$ 39	[184]
Expense Ratio, Percent	0.76%	[184]
Net Assets	$ 138,173,354
Holdings Count | $ / shares	25	[187]
Investment Company Portfolio Turnover	12.32%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of June 30, 2024)

Total Net Assets	$138,173,354
Total Number of Portfolio Holdings*	25
Portfolio Turnover Rate	12.32%
[187]
Holdings [Text Block]
Updated Prospectus Web Address	https://www.franklintempleton.com/regulatory-fund-documents
Class R6
Shareholder Report [Line Items]
Fund Name	Franklin LifeSmart 2035 Retirement Target Fund
Class Name	Class R6
Trading Symbol	FMTLX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Franklin LifeSmart 2035 Retirement Target Fund for the period January 1, 2024, to June 30, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) DIAL BEN/342-5236.
Additional Information Phone Number	(800) DIAL BEN/342-5236
Additional Information Website	https://www.franklintempleton.com/regulatory-fund-documents
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*,†
Class R6[1]	$10	0.18%
[188],[189],[190]
Expenses Paid, Amount	$ 10	[188]
Expense Ratio, Percent	0.18%	[188]
Net Assets	$ 138,173,354
Holdings Count | $ / shares	25	[191]
Investment Company Portfolio Turnover	12.32%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of June 30, 2024)

Total Net Assets	$138,173,354
Total Number of Portfolio Holdings*	25
Portfolio Turnover Rate	12.32%
[191]
Holdings [Text Block]
Updated Prospectus Web Address	https://www.franklintempleton.com/regulatory-fund-documents
Advisor Class
Shareholder Report [Line Items]
Fund Name	Franklin LifeSmart 2035 Retirement Target Fund
Class Name	Advisor Class
Trading Symbol	FLRHX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Franklin LifeSmart 2035 Retirement Target Fund for the period January 1, 2024, to June 30, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) DIAL BEN/342-5236.
Additional Information Phone Number	(800) DIAL BEN/342-5236
Additional Information Website	https://www.franklintempleton.com/regulatory-fund-documents
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*,†
Advisor Class[1]	$13	0.26%
[192],[193],[194]
Expenses Paid, Amount	$ 13	[192]
Expense Ratio, Percent	0.26%	[192]
Net Assets	$ 138,173,354
Holdings Count | $ / shares	25	[195]
Investment Company Portfolio Turnover	12.32%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of June 30, 2024)

Total Net Assets	$138,173,354
Total Number of Portfolio Holdings*	25
Portfolio Turnover Rate	12.32%
[195]
Holdings [Text Block]
Updated Prospectus Web Address	https://www.franklintempleton.com/regulatory-fund-documents
Class A
Shareholder Report [Line Items]
Fund Name	Franklin LifeSmart 2040 Retirement Target Fund
Class Name	Class A
Trading Symbol	FLADX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Franklin LifeSmart 2040 Retirement Target Fund for the period January 1, 2024, to June 30, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) DIAL BEN/342-5236.
Additional Information Phone Number	(800) DIAL BEN/342-5236
Additional Information Website	https://www.franklintempleton.com/regulatory-fund-documents
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*,†
Class A1	$28	0.53%
[196],[197],[198]
Expenses Paid, Amount	$ 28	[196]
Expense Ratio, Percent	0.53%	[196]
Net Assets	$ 59,014,936
Holdings Count | $ / shares	23	[199]
Investment Company Portfolio Turnover	11.43%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of June 30, 2024)

Total Net Assets	$59,014,936
Total Number of Portfolio Holdings*	23
Portfolio Turnover Rate	11.43%
[199]
Holdings [Text Block]
Updated Prospectus Web Address	https://www.franklintempleton.com/regulatory-fund-documents
Class C
Shareholder Report [Line Items]
Fund Name	Franklin LifeSmart 2040 Retirement Target Fund
Class Name	Class C
Trading Symbol	FLOLX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Franklin LifeSmart 2040 Retirement Target Fund for the period January 1, 2024, to June 30, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) DIAL BEN/342-5236.
Additional Information Phone Number	(800) DIAL BEN/342-5236
Additional Information Website	https://www.franklintempleton.com/regulatory-fund-documents
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*,†
Class C1	$67	1.28%
[200],[201],[202]
Expenses Paid, Amount	$ 67	[200]
Expense Ratio, Percent	1.28%	[200]
Net Assets	$ 59,014,936
Holdings Count | $ / shares	23	[203]
Investment Company Portfolio Turnover	11.43%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of June 30, 2024)

Total Net Assets	$59,014,936
Total Number of Portfolio Holdings*	23
Portfolio Turnover Rate	11.43%
[203]
Holdings [Text Block]
Updated Prospectus Web Address	https://www.franklintempleton.com/regulatory-fund-documents
Class R
Shareholder Report [Line Items]
Fund Name	Franklin LifeSmart 2040 Retirement Target Fund
Class Name	Class R
Trading Symbol	FLSGX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Franklin LifeSmart 2040 Retirement Target Fund for the period January 1, 2024, to June 30, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) DIAL BEN/342-5236.
Additional Information Phone Number	(800) DIAL BEN/342-5236
Additional Information Website	https://www.franklintempleton.com/regulatory-fund-documents
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*,†
Class R1	$41	0.78%
[204],[205],[206]
Expenses Paid, Amount	$ 41	[204]
Expense Ratio, Percent	0.78%	[204]
Net Assets	$ 59,014,936
Holdings Count | $ / shares	23	[207]
Investment Company Portfolio Turnover	11.43%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of June 30, 2024)

Total Net Assets	$59,014,936
Total Number of Portfolio Holdings*	23
Portfolio Turnover Rate	11.43%
[207]
Holdings [Text Block]
Updated Prospectus Web Address	https://www.franklintempleton.com/regulatory-fund-documents
Class R6
Shareholder Report [Line Items]
Fund Name	Franklin LifeSmart 2040 Retirement Target Fund
Class Name	Class R6
Trading Symbol	FLREX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Franklin LifeSmart 2040 Retirement Target Fund for the period January 1, 2024, to June 30, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) DIAL BEN/342-5236.
Additional Information Phone Number	(800) DIAL BEN/342-5236
Additional Information Website	https://www.franklintempleton.com/regulatory-fund-documents
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*,†
Class R6[1]	$12	0.23%
[208],[209],[210]
Expenses Paid, Amount	$ 12	[208]
Expense Ratio, Percent	0.23%	[208]
Net Assets	$ 59,014,936
Holdings Count | $ / shares	23	[211]
Investment Company Portfolio Turnover	11.43%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of June 30, 2024)

Total Net Assets	$59,014,936
Total Number of Portfolio Holdings*	23
Portfolio Turnover Rate	11.43%
[211]
Holdings [Text Block]
Updated Prospectus Web Address	https://www.franklintempleton.com/regulatory-fund-documents
Advisor Class
Shareholder Report [Line Items]
Fund Name	Franklin LifeSmart 2040 Retirement Target Fund
Class Name	Advisor Class
Trading Symbol	FLSHX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Franklin LifeSmart 2040 Retirement Target Fund for the period January 1, 2024, to June 30, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) DIAL BEN/342-5236.
Additional Information Phone Number	(800) DIAL BEN/342-5236
Additional Information Website	https://www.franklintempleton.com/regulatory-fund-documents
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*,†
Advisor Class[1]	$15	0.28%
[212],[213],[214]
Expenses Paid, Amount	$ 15	[212]
Expense Ratio, Percent	0.28%	[212]
Net Assets	$ 59,014,936
Holdings Count | $ / shares	23	[215]
Investment Company Portfolio Turnover	11.43%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of June 30, 2024)

Total Net Assets	$59,014,936
Total Number of Portfolio Holdings*	23
Portfolio Turnover Rate	11.43%
[215]
Holdings [Text Block]
Updated Prospectus Web Address	https://www.franklintempleton.com/regulatory-fund-documents
Class A
Shareholder Report [Line Items]
Fund Name	Franklin LifeSmart 2045 Retirement Target Fund
Class Name	Class A
Trading Symbol	FTTAX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Franklin LifeSmart 2045 Retirement Target Fund for the period January 1, 2024, to June 30, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) DIAL BEN/342-5236.
Additional Information Phone Number	(800) DIAL BEN/342-5236
Additional Information Website	https://www.franklintempleton.com/regulatory-fund-documents
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*,†
Class A1	$28	0.53%
[216],[217],[218]
Expenses Paid, Amount	$ 28	[216]
Expense Ratio, Percent	0.53%	[216]
Net Assets	$ 100,266,550
Holdings Count | $ / shares	18	[219]
Investment Company Portfolio Turnover	9.78%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of June 30, 2024)

Total Net Assets	$100,266,550
Total Number of Portfolio Holdings*	18
Portfolio Turnover Rate	9.78%
[219]
Holdings [Text Block]
Updated Prospectus Web Address	https://www.franklintempleton.com/regulatory-fund-documents
Class C
Shareholder Report [Line Items]
Fund Name	Franklin LifeSmart 2045 Retirement Target Fund
Class Name	Class C
Trading Symbol	FLRIX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Franklin LifeSmart 2045 Retirement Target Fund for the period January 1, 2024, to June 30, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) DIAL BEN/342-5236.
Additional Information Phone Number	(800) DIAL BEN/342-5236
Additional Information Website	https://www.franklintempleton.com/regulatory-fund-documents
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*,†
Class C1	$67	1.28%
[220],[221],[222]
Expenses Paid, Amount	$ 67	[220]
Expense Ratio, Percent	1.28%	[220]
Net Assets	$ 100,266,550
Holdings Count | $ / shares	18	[223]
Investment Company Portfolio Turnover	9.78%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of June 30, 2024)

Total Net Assets	$100,266,550
Total Number of Portfolio Holdings*	18
Portfolio Turnover Rate	9.78%
[223]
Holdings [Text Block]
Updated Prospectus Web Address	https://www.franklintempleton.com/regulatory-fund-documents
Class R
Shareholder Report [Line Items]
Fund Name	Franklin LifeSmart 2045 Retirement Target Fund
Class Name	Class R
Trading Symbol	FLRJX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Franklin LifeSmart 2045 Retirement Target Fund for the period January 1, 2024, to June 30, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) DIAL BEN/342-5236.
Additional Information Phone Number	(800) DIAL BEN/342-5236
Additional Information Website	https://www.franklintempleton.com/regulatory-fund-documents
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*,†
Class R1	$41	0.78%
[224],[225],[226]
Expenses Paid, Amount	$ 41	[224]
Expense Ratio, Percent	0.78%	[224]
Net Assets	$ 100,266,550
Holdings Count | $ / shares	18	[227]
Investment Company Portfolio Turnover	9.78%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of June 30, 2024)

Total Net Assets	$100,266,550
Total Number of Portfolio Holdings*	18
Portfolio Turnover Rate	9.78%
[227]
Holdings [Text Block]
Updated Prospectus Web Address	https://www.franklintempleton.com/regulatory-fund-documents
Class R6
Shareholder Report [Line Items]
Fund Name	Franklin LifeSmart 2045 Retirement Target Fund
Class Name	Class R6
Trading Symbol	FMLTX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Franklin LifeSmart 2045 Retirement Target Fund for the period January 1, 2024, to June 30, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) DIAL BEN/342-5236.
Additional Information Phone Number	(800) DIAL BEN/342-5236
Additional Information Website	https://www.franklintempleton.com/regulatory-fund-documents
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*,†
Class R6[1]	$12	0.23%
[228],[229],[230]
Expenses Paid, Amount	$ 12	[228]
Expense Ratio, Percent	0.23%	[228]
Net Assets	$ 100,266,550
Holdings Count | $ / shares	18	[231]
Investment Company Portfolio Turnover	9.78%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of June 30, 2024)

Total Net Assets	$100,266,550
Total Number of Portfolio Holdings*	18
Portfolio Turnover Rate	9.78%
[231]
Holdings [Text Block]
Updated Prospectus Web Address	https://www.franklintempleton.com/regulatory-fund-documents
Advisor Class
Shareholder Report [Line Items]
Fund Name	Franklin LifeSmart 2045 Retirement Target Fund
Class Name	Advisor Class
Trading Symbol	FLRLX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Franklin LifeSmart 2045 Retirement Target Fund for the period January 1, 2024, to June 30, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) DIAL BEN/342-5236.
Additional Information Phone Number	(800) DIAL BEN/342-5236
Additional Information Website	https://www.franklintempleton.com/regulatory-fund-documents
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*,†
Advisor Class[1]	$14	0.28%
[232],[233],[234]
Expenses Paid, Amount	$ 14	[232]
Expense Ratio, Percent	0.28%	[232]
Net Assets	$ 100,266,550
Holdings Count | $ / shares	18	[235]
Investment Company Portfolio Turnover	9.78%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of June 30, 2024)

Total Net Assets	$100,266,550
Total Number of Portfolio Holdings*	18
Portfolio Turnover Rate	9.78%
[235]
Holdings [Text Block]
Updated Prospectus Web Address	https://www.franklintempleton.com/regulatory-fund-documents
Class A
Shareholder Report [Line Items]
Fund Name	Franklin LifeSmart 2050 Retirement Target Fund
Class Name	Class A
Trading Symbol	FLSJX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Franklin LifeSmart 2050 Retirement Target Fund for the period January 1, 2024, to June 30, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) DIAL BEN/342-5236.
Additional Information Phone Number	(800) DIAL BEN/342-5236
Additional Information Website	https://www.franklintempleton.com/regulatory-fund-documents
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*,†
Class A1	$27	0.52%
[236],[237],[238]
Expenses Paid, Amount	$ 27	[236]
Expense Ratio, Percent	0.52%	[236]
Net Assets	$ 53,154,047
Holdings Count | $ / shares	19	[239]
Investment Company Portfolio Turnover	7.62%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of June 30, 2024)

Total Net Assets	$53,154,047
Total Number of Portfolio Holdings*	19
Portfolio Turnover Rate	7.62%
[239]
Holdings [Text Block]
Updated Prospectus Web Address	https://www.franklintempleton.com/regulatory-fund-documents
Class C
Shareholder Report [Line Items]
Fund Name	Franklin LifeSmart 2050 Retirement Target Fund
Class Name	Class C
Trading Symbol	FLSKX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Franklin LifeSmart 2050 Retirement Target Fund for the period January 1, 2024, to June 30, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) DIAL BEN/342-5236.
Additional Information Phone Number	(800) DIAL BEN/342-5236
Additional Information Website	https://www.franklintempleton.com/regulatory-fund-documents
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*,†
Class C1	$67	1.27%
[240],[241],[242]
Expenses Paid, Amount	$ 67	[240]
Expense Ratio, Percent	1.27%	[240]
Net Assets	$ 53,154,047
Holdings Count | $ / shares	19	[243]
Investment Company Portfolio Turnover	7.62%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of June 30, 2024)

Total Net Assets	$53,154,047
Total Number of Portfolio Holdings*	19
Portfolio Turnover Rate	7.62%
[243]
Holdings [Text Block]
Updated Prospectus Web Address	https://www.franklintempleton.com/regulatory-fund-documents
Class R
Shareholder Report [Line Items]
Fund Name	Franklin LifeSmart 2050 Retirement Target Fund
Class Name	Class R
Trading Symbol	FLSNX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Franklin LifeSmart 2050 Retirement Target Fund for the period January 1, 2024, to June 30, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) DIAL BEN/342-5236.
Additional Information Phone Number	(800) DIAL BEN/342-5236
Additional Information Website	https://www.franklintempleton.com/regulatory-fund-documents
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*,†
Class R1	$40	0.77%
[244],[245],[246]
Expenses Paid, Amount	$ 40	[244]
Expense Ratio, Percent	0.77%	[244]
Net Assets	$ 53,154,047
Holdings Count | $ / shares	19	[247]
Investment Company Portfolio Turnover	7.62%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of June 30, 2024)

Total Net Assets	$53,154,047
Total Number of Portfolio Holdings*	19
Portfolio Turnover Rate	7.62%
[247]
Holdings [Text Block]
Updated Prospectus Web Address	https://www.franklintempleton.com/regulatory-fund-documents
Class R6
Shareholder Report [Line Items]
Fund Name	Franklin LifeSmart 2050 Retirement Target Fund
Class Name	Class R6
Trading Symbol	FRLEX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Franklin LifeSmart 2050 Retirement Target Fund for the period January 1, 2024, to June 30, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) DIAL BEN/342-5236.
Additional Information Phone Number	(800) DIAL BEN/342-5236
Additional Information Website	https://www.franklintempleton.com/regulatory-fund-documents
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*,†
Class R6[1]	$12	0.22%
[248],[249],[250]
Expenses Paid, Amount	$ 12	[248]
Expense Ratio, Percent	0.22%	[248]
Net Assets	$ 53,154,047
Holdings Count | $ / shares	19	[251]
Investment Company Portfolio Turnover	7.62%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of June 30, 2024)

Total Net Assets	$53,154,047
Total Number of Portfolio Holdings*	19
Portfolio Turnover Rate	7.62%
[251]
Holdings [Text Block]
Updated Prospectus Web Address	https://www.franklintempleton.com/regulatory-fund-documents
Advisor Class
Shareholder Report [Line Items]
Fund Name	Franklin LifeSmart 2050 Retirement Target Fund
Class Name	Advisor Class
Trading Symbol	FLSOX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Franklin LifeSmart 2050 Retirement Target Fund for the period January 1, 2024, to June 30, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) DIAL BEN/342-5236.
Additional Information Phone Number	(800) DIAL BEN/342-5236
Additional Information Website	https://www.franklintempleton.com/regulatory-fund-documents
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*,†
Advisor Class[1]	$14	0.27%
[252],[253],[254]
Expenses Paid, Amount	$ 14	[252]
Expense Ratio, Percent	0.27%	[252]
Net Assets	$ 53,154,047
Holdings Count | $ / shares	19	[255]
Investment Company Portfolio Turnover	7.62%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of June 30, 2024)

Total Net Assets	$53,154,047
Total Number of Portfolio Holdings*	19
Portfolio Turnover Rate	7.62%
[255]
Holdings [Text Block]
Updated Prospectus Web Address	https://www.franklintempleton.com/regulatory-fund-documents
Advisor Class
Shareholder Report [Line Items]
Fund Name	Franklin LifeSmart 2055 Retirement Target Fund
Class Name	Advisor Class
Trading Symbol	FLTKX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Franklin LifeSmart 2055 Retirement Target Fund for the period January 1, 2024, to June 30, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) DIAL BEN/342-5236.
Additional Information Phone Number	(800) DIAL BEN/342-5236
Additional Information Website	https://www.franklintempleton.com/regulatory-fund-documents
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*,†
Advisor Class[1]	$14	0.27%
[256],[257],[258]
Expenses Paid, Amount	$ 14	[256]
Expense Ratio, Percent	0.27%	[256]
Net Assets	$ 38,483,168
Holdings Count | $ / shares	17	[259]
Investment Company Portfolio Turnover	9.70%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of June 30, 2024)

Total Net Assets	$38,483,168
Total Number of Portfolio Holdings*	17
Portfolio Turnover Rate	9.70%
[259]
Holdings [Text Block]
Updated Prospectus Web Address	https://www.franklintempleton.com/regulatory-fund-documents
Class A
Shareholder Report [Line Items]
Fund Name	Franklin LifeSmart 2055 Retirement Target Fund
Class Name	Class A
Trading Symbol	FLTFX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Franklin LifeSmart 2055 Retirement Target Fund for the period January 1, 2024, to June 30, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) DIAL BEN/342-5236.
Additional Information Phone Number	(800) DIAL BEN/342-5236
Additional Information Website	https://www.franklintempleton.com/regulatory-fund-documents
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*,†
Class A1	$27	0.52%
[260],[261],[262]
Expenses Paid, Amount	$ 27	[260]
Expense Ratio, Percent	0.52%	[260]
Net Assets	$ 38,483,168
Holdings Count | $ / shares	17	[263]
Investment Company Portfolio Turnover	9.70%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of June 30, 2024)

Total Net Assets	$38,483,168
Total Number of Portfolio Holdings*	17
Portfolio Turnover Rate	9.70%
[263]
Holdings [Text Block]
Updated Prospectus Web Address	https://www.franklintempleton.com/regulatory-fund-documents
Class C
Shareholder Report [Line Items]
Fund Name	Franklin LifeSmart 2055 Retirement Target Fund
Class Name	Class C
Trading Symbol	FLTNX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Franklin LifeSmart 2055 Retirement Target Fund for the period January 1, 2024, to June 30, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) DIAL BEN/342-5236.
Additional Information Phone Number	(800) DIAL BEN/342-5236
Additional Information Website	https://www.franklintempleton.com/regulatory-fund-documents
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*,†
Class C1	$67	1.27%
[264],[265],[266]
Expenses Paid, Amount	$ 67	[264]
Expense Ratio, Percent	1.27%	[264]
Net Assets	$ 38,483,168
Holdings Count | $ / shares	17	[267]
Investment Company Portfolio Turnover	9.70%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of June 30, 2024)

Total Net Assets	$38,483,168
Total Number of Portfolio Holdings*	17
Portfolio Turnover Rate	9.70%
[267]
Holdings [Text Block]
Updated Prospectus Web Address	https://www.franklintempleton.com/regulatory-fund-documents
Class R
Shareholder Report [Line Items]
Fund Name	Franklin LifeSmart 2055 Retirement Target Fund
Class Name	Class R
Trading Symbol	FLSBX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Franklin LifeSmart 2055 Retirement Target Fund for the period January 1, 2024, to June 30, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) DIAL BEN/342-5236.
Additional Information Phone Number	(800) DIAL BEN/342-5236
Additional Information Website	https://www.franklintempleton.com/regulatory-fund-documents
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*,†
Class R1	$40	0.77%
[268],[269],[270]
Expenses Paid, Amount	$ 40	[268]
Expense Ratio, Percent	0.77%	[268]
Net Assets	$ 38,483,168
Holdings Count | $ / shares	17	[271]
Investment Company Portfolio Turnover	9.70%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of June 30, 2024)

Total Net Assets	$38,483,168
Total Number of Portfolio Holdings*	17
Portfolio Turnover Rate	9.70%
[271]
Holdings [Text Block]
Updated Prospectus Web Address	https://www.franklintempleton.com/regulatory-fund-documents
Class R6
Shareholder Report [Line Items]
Fund Name	Franklin LifeSmart 2055 Retirement Target Fund
Class Name	Class R6
Trading Symbol	FLSZX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Franklin LifeSmart 2055 Retirement Target Fund for the period January 1, 2024, to June 30, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) DIAL BEN/342-5236.
Additional Information Phone Number	(800) DIAL BEN/342-5236
Additional Information Website	https://www.franklintempleton.com/regulatory-fund-documents
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*,†
Class R6[1]	$12	0.22%
[272],[273],[274]
Expenses Paid, Amount	$ 12	[272]
Expense Ratio, Percent	0.22%	[272]
Net Assets	$ 38,483,168
Holdings Count | $ / shares	17	[275]
Investment Company Portfolio Turnover	9.70%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of June 30, 2024)

Total Net Assets	$38,483,168
Total Number of Portfolio Holdings*	17
Portfolio Turnover Rate	9.70%
[275]
Holdings [Text Block]
Updated Prospectus Web Address	https://www.franklintempleton.com/regulatory-fund-documents
Class A
Shareholder Report [Line Items]
Fund Name	Franklin LifeSmart 2060 Retirement Target Fund
Class Name	Class A
Trading Symbol	FLASX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Franklin LifeSmart 2060 Retirement Target Fund for the period January 1, 2024, to June 30, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) DIAL BEN/342-5236.
Additional Information Phone Number	(800) DIAL BEN/342-5236
Additional Information Website	https://www.franklintempleton.com/regulatory-fund-documents
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*,†
Class A1	$27	0.52%
[276],[277],[278]
Expenses Paid, Amount	$ 27	[276]
Expense Ratio, Percent	0.52%	[276]
Net Assets	$ 6,624,579
Holdings Count | $ / shares	17	[279]
Investment Company Portfolio Turnover	9.83%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of June 30, 2024)

Total Net Assets	$6,624,579
Total Number of Portfolio Holdings*	17
Portfolio Turnover Rate	9.83%
[279]
Holdings [Text Block]
Updated Prospectus Web Address	https://www.franklintempleton.com/regulatory-fund-documents
Class C
Shareholder Report [Line Items]
Fund Name	Franklin LifeSmart 2060 Retirement Target Fund
Class Name	Class C
Trading Symbol	FLBSX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Franklin LifeSmart 2060 Retirement Target Fund for the period January 1, 2024, to June 30, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) DIAL BEN/342-5236.
Additional Information Phone Number	(800) DIAL BEN/342-5236
Additional Information Website	https://www.franklintempleton.com/regulatory-fund-documents
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*,†
Class C1	$67	1.27%
[280],[281],[282]
Expenses Paid, Amount	$ 67	[280]
Expense Ratio, Percent	1.27%	[280]
Net Assets	$ 6,624,579
Holdings Count | $ / shares	17	[283]
Investment Company Portfolio Turnover	9.83%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of June 30, 2024)

Total Net Assets	$6,624,579
Total Number of Portfolio Holdings*	17
Portfolio Turnover Rate	9.83%
[283]
Holdings [Text Block]
Updated Prospectus Web Address	https://www.franklintempleton.com/regulatory-fund-documents
Class R
Shareholder Report [Line Items]
Fund Name	Franklin LifeSmart 2060 Retirement Target Fund
Class Name	Class R
Trading Symbol	FLESX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Franklin LifeSmart 2060 Retirement Target Fund for the period January 1, 2024, to June 30, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) DIAL BEN/342-5236.
Additional Information Phone Number	(800) DIAL BEN/342-5236
Additional Information Website	https://www.franklintempleton.com/regulatory-fund-documents
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*,†
Class R1	$41	0.77%
[284],[285],[286]
Expenses Paid, Amount	$ 41	[284]
Expense Ratio, Percent	0.77%	[284]
Net Assets	$ 6,624,579
Holdings Count | $ / shares	17	[287]
Investment Company Portfolio Turnover	9.83%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of June 30, 2024)

Total Net Assets	$6,624,579
Total Number of Portfolio Holdings*	17
Portfolio Turnover Rate	9.83%
[287]
Holdings [Text Block]
Updated Prospectus Web Address	https://www.franklintempleton.com/regulatory-fund-documents
Class R6
Shareholder Report [Line Items]
Fund Name	Franklin LifeSmart 2060 Retirement Target Fund
Class Name	Class R6
Trading Symbol	FLFSX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Franklin LifeSmart 2060 Retirement Target Fund for the period January 1, 2024, to June 30, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) DIAL BEN/342-5236.
Additional Information Phone Number	(800) DIAL BEN/342-5236
Additional Information Website	https://www.franklintempleton.com/regulatory-fund-documents
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*,†
Class R6[1]	$12	0.22%
[288],[289],[290]
Expenses Paid, Amount	$ 12	[288]
Expense Ratio, Percent	0.22%	[288]
Net Assets	$ 6,624,579
Holdings Count | $ / shares	17	[291]
Investment Company Portfolio Turnover	9.83%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of June 30, 2024)

Total Net Assets	$6,624,579
Total Number of Portfolio Holdings*	17
Portfolio Turnover Rate	9.83%
[291]
Holdings [Text Block]
Updated Prospectus Web Address	https://www.franklintempleton.com/regulatory-fund-documents
Advisor Class
Shareholder Report [Line Items]
Fund Name	Franklin LifeSmart 2060 Retirement Target Fund
Class Name	Advisor Class
Trading Symbol	FLJSX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Franklin LifeSmart 2060 Retirement Target Fund for the period January 1, 2024, to June 30, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) DIAL BEN/342-5236.
Additional Information Phone Number	(800) DIAL BEN/342-5236
Additional Information Website	https://www.franklintempleton.com/regulatory-fund-documents
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*,†
Advisor Class[1]	$14	0.27%
[292],[293],[294]
Expenses Paid, Amount	$ 14	[292]
Expense Ratio, Percent	0.27%	[292]
Net Assets	$ 6,624,579
Holdings Count | $ / shares	17	[295]
Investment Company Portfolio Turnover	9.83%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of June 30, 2024)

Total Net Assets	$6,624,579
Total Number of Portfolio Holdings*	17
Portfolio Turnover Rate	9.83%
[295]
Holdings [Text Block]
Updated Prospectus Web Address	https://www.franklintempleton.com/regulatory-fund-documents

[1]
1	Excludes the fees and expenses of the underlying Funds.

[2]
*	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.

[3]
†	Annualized.

[4]
*	Does not include derivatives, except purchased options, if any.

[5]
1	Excludes the fees and expenses of the underlying Funds.

[6]
*	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.

[7]
†	Annualized.

[8]
*	Does not include derivatives, except purchased options, if any.

[9]
1	Excludes the fees and expenses of the underlying Funds.

[10]
*	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.

[11]
†	Annualized.

[12]
*	Does not include derivatives, except purchased options, if any.

[13]
1	Excludes the fees and expenses of the underlying Funds.

[14]
*	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.

[15]
†	Annualized.

[16]
*	Does not include derivatives, except purchased options, if any.

[17]
1	Excludes the fees and expenses of the underlying Funds.

[18]
*	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.

[19]
†	Annualized.

[20]
*	Does not include derivatives, except purchased options, if any.

[21]
1	Excludes the fees and expenses of the underlying Funds.

[22]
*	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.

[23]
†	Annualized.

[24]
*	Does not include derivatives, except purchased options, if any.

[25]
1	Excludes the fees and expenses of the underlying Funds.

[26]
*	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.

[27]
†	Annualized.

[28]
*	Does not include derivatives, except purchased options, if any.

[29]
1	Excludes the fees and expenses of the underlying Funds.

[30]
*	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.

[31]
†	Annualized.

[32]
*	Does not include derivatives, except purchased options, if any.

[33]
1	Excludes the fees and expenses of the underlying Funds.

[34]
*	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.

[35]
†	Annualized.

[36]
*	Does not include derivatives, except purchased options, if any.

[37]
1	Excludes the fees and expenses of the underlying Funds.

[38]
*	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.

[39]
†	Annualized.

[40]
*	Does not include derivatives, except purchased options, if any.

[41]
1	Excludes the fees and expenses of the underlying Funds.

[42]
*	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.

[43]
†	Annualized.

[44]
*	Does not include derivatives, except purchased options, if any.

[45]
1	Excludes the fees and expenses of the underlying Funds.

[46]
*	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.

[47]
†	Annualized.

[48]
*	Does not include derivatives, except purchased options, if any.

[49]
1	Excludes the fees and expenses of the underlying Funds.

[50]
*	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.

[51]
†	Annualized.

[52]
*	Does not include derivatives, except purchased options, if any.

[53]
1	Excludes the fees and expenses of the underlying Funds.

[54]
*	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.

[55]
†	Annualized.

[56]
*	Does not include derivatives, except purchased options, if any.

[57]
1	Excludes the fees and expenses of the underlying Funds.

[58]
*	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.

[59]
†	Annualized.

[60]
*	Does not include derivatives, except purchased options, if any.

[61]
1	Excludes the fees and expenses of the underlying Funds.

[62]
*	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.

[63]
†	Annualized.

[64]
*	Does not include derivatives, except purchased options, if any.

[65]
1	Excludes the fees and expenses of the underlying Funds.

[66]
*	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.

[67]
†	Annualized.

[68]
*	Does not include derivatives, except purchased options, if any.

[69]
1	Excludes the fees and expenses of the underlying Funds.

[70]
*	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.

[71]
†	Annualized.

[72]
*	Does not include derivatives, except purchased options, if any.

[73]
1	Excludes the fees and expenses of the underlying Funds.

[74]
*	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.

[75]
†	Annualized.

[76]
*	Does not include derivatives, except purchased options, if any.

[77]
1	Excludes the fees and expenses of the underlying Funds.

[78]
*	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.

[79]
†	Annualized.

[80]
*	Does not include derivatives, except purchased options, if any.

[81]
*	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.

[82]
†	Annualized.

[83]
*	Does not include derivatives, except purchased options, if any.

[84]
*	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.

[85]
†	Annualized.

[86]
*	Does not include derivatives, except purchased options, if any.

[87]
*	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.

[88]
†	Annualized.

[89]
*	Does not include derivatives, except purchased options, if any.

[90]
*	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.

[91]
†	Annualized.

[92]
*	Does not include derivatives, except purchased options, if any.

[93]
*	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.

[94]
†	Annualized.

[95]
*	Does not include derivatives, except purchased options, if any.

[96]
1	Excludes the fees and expenses of the underlying Funds.

[97]
*	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.

[98]
†	Annualized.

[99]
*	Does not include derivatives, except purchased options, if any.

[100]
1	Excludes the fees and expenses of the underlying Funds.

[101]
*	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.

[102]
†	Annualized.

[103]
*	Does not include derivatives, except purchased options, if any.

[104]
1	Excludes the fees and expenses of the underlying Funds.

[105]
*	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.

[106]
†	Annualized.

[107]
*	Does not include derivatives, except purchased options, if any.

[108]
1	Excludes the fees and expenses of the underlying Funds.

[109]
*	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.

[110]
†	Annualized.

[111]
*	Does not include derivatives, except purchased options, if any.

[112]
1	Excludes the fees and expenses of the underlying Funds.

[113]
*	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.

[114]
†	Annualized.

[115]
*	Does not include derivatives, except purchased options, if any.

[116]
1	Excludes the fees and expenses of the underlying Funds.

[117]
*	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.

[118]
†	Annualized.

[119]
*	Does not include derivatives, except purchased options, if any.

[120]
1	Excludes the fees and expenses of the underlying Funds.

[121]
*	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.

[122]
†	Annualized.

[123]
*	Does not include derivatives, except purchased options, if any.

[124]
1	Excludes the fees and expenses of the underlying Funds.

[125]
*	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.

[126]
†	Annualized.

[127]
*	Does not include derivatives, except purchased options, if any.

[128]
1	Excludes the fees and expenses of the underlying Funds.

[129]
*	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.

[130]
†	Annualized.

[131]
*	Does not include derivatives, except purchased options, if any.

[132]
1	Excludes the fees and expenses of the underlying Funds.

[133]
*	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.

[134]
†	Annualized.

[135]
*	Does not include derivatives, except purchased options, if any.

[136]
1	Excludes the fees and expenses of the underlying Funds.

[137]
*	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.

[138]
†	Annualized.

[139]
*	Does not include derivatives, except purchased options, if any.

[140]
1	Excludes the fees and expenses of the underlying Funds.

[141]
*	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.

[142]
†	Annualized.

[143]
*	Does not include derivatives, except purchased options, if any.

[144]
1	Excludes the fees and expenses of the underlying Funds.

[145]
*	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.

[146]
†	Annualized.

[147]
*	Does not include derivatives, except purchased options, if any.

[148]
1	Excludes the fees and expenses of the underlying Funds.

[149]
*	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.

[150]
†	Annualized.

[151]
*	Does not include derivatives, except purchased options, if any.

[152]
1	Excludes the fees and expenses of the underlying Funds.

[153]
*	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.

[154]
†	Annualized.

[155]
*	Does not include derivatives, except purchased options, if any.

[156]
1	Excludes the fees and expenses of the underlying Funds.

[157]
*	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.

[158]
†	Annualized.

[159]
*	Does not include derivatives, except purchased options, if any.

[160]
1	Excludes the fees and expenses of the underlying Funds.

[161]
*	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.

[162]
†	Annualized.

[163]
*	Does not include derivatives, except purchased options, if any.

[164]
1	Excludes the fees and expenses of the underlying Funds.

[165]
*	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.

[166]
†	Annualized.

[167]
*	Does not include derivatives, except purchased options, if any.

[168]
1	Excludes the fees and expenses of the underlying Funds.

[169]
*	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.

[170]
†	Annualized.

[171]
*	Does not include derivatives, except purchased options, if any.

[172]
1	Excludes the fees and expenses of the underlying Funds.

[173]
*	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.

[174]
†	Annualized.

[175]
*	Does not include derivatives, except purchased options, if any.

[176]
1	Excludes the fees and expenses of the underlying Funds.

[177]
*	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.

[178]
†	Annualized.

[179]
*	Does not include derivatives, except purchased options, if any.

[180]
1	Excludes the fees and expenses of the underlying Funds.

[181]
*	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.

[182]
†	Annualized.

[183]
*	Does not include derivatives, except purchased options, if any.

[184]
1	Excludes the fees and expenses of the underlying Funds.

[185]
*	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.

[186]
†	Annualized.

[187]
*	Does not include derivatives, except purchased options, if any.

[188]
1	Excludes the fees and expenses of the underlying Funds.

[189]
*	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.

[190]
†	Annualized.

[191]
*	Does not include derivatives, except purchased options, if any.

[192]
1	Excludes the fees and expenses of the underlying Funds.

[193]
*	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.

[194]
†	Annualized.

[195]
*	Does not include derivatives, except purchased options, if any.

[196]
1	Excludes the fees and expenses of the underlying Funds.

[197]
*	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.

[198]
†	Annualized.

[199]
*	Does not include derivatives, except purchased options, if any.

[200]
1	Excludes the fees and expenses of the underlying Funds.

[201]
*	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.

[202]
†	Annualized.

[203]
*	Does not include derivatives, except purchased options, if any.

[204]
1	Excludes the fees and expenses of the underlying Funds.

[205]
*	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.

[206]
†	Annualized.

[207]
*	Does not include derivatives, except purchased options, if any.

[208]
1	Excludes the fees and expenses of the underlying Funds.

[209]
*	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.

[210]
†	Annualized.

[211]
*	Does not include derivatives, except purchased options, if any.

[212]
1	Excludes the fees and expenses of the underlying Funds.

[213]
*	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.

[214]
†	Annualized.

[215]
*	Does not include derivatives, except purchased options, if any.

[216]
1	Excludes the fees and expenses of the underlying Funds.

[217]
*	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.

[218]
†	Annualized.

[219]
*	Does not include derivatives, except purchased options, if any.

[220]
1	Excludes the fees and expenses of the underlying Funds.

[221]
*	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.

[222]
†	Annualized.

[223]
*	Does not include derivatives, except purchased options, if any.

[224]
1	Excludes the fees and expenses of the underlying Funds.

[225]
*	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.

[226]
†	Annualized.

[227]
*	Does not include derivatives, except purchased options, if any.

[228]
1	Excludes the fees and expenses of the underlying Funds.

[229]
*	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.

[230]
†	Annualized.

[231]
*	Does not include derivatives, except purchased options, if any.

[232]
1	Excludes the fees and expenses of the underlying Funds.

[233]
*	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.

[234]
†	Annualized.

[235]
*	Does not include derivatives, except purchased options, if any.

[236]
1	Excludes the fees and expenses of the underlying Funds.

[237]
*	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.

[238]
†	Annualized.

[239]
*	Does not include derivatives, except purchased options, if any.

[240]
1	Excludes the fees and expenses of the underlying Funds.

[241]
*	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.

[242]
†	Annualized.

[243]
*	Does not include derivatives, except purchased options, if any.

[244]
1	Excludes the fees and expenses of the underlying Funds.

[245]
*	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.

[246]
†	Annualized.

[247]
*	Does not include derivatives, except purchased options, if any.

[248]
1	Excludes the fees and expenses of the underlying Funds.

[249]
*	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.

[250]
†	Annualized.

[251]
*	Does not include derivatives, except purchased options, if any.

[252]
1	Excludes the fees and expenses of the underlying Funds.

[253]
*	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.

[254]
†	Annualized.

[255]
*	Does not include derivatives, except purchased options, if any.

[256]
1	Excludes the fees and expenses of the underlying Funds.

[257]
*	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.

[258]
†	Annualized.

[259]
*	Does not include derivatives, except purchased options, if any.

[260]
1	Excludes the fees and expenses of the underlying Funds.

[261]
*	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.

[262]
†	Annualized.

[263]
*	Does not include derivatives, except purchased options, if any.

[264]
1	Excludes the fees and expenses of the underlying Funds.

[265]
*	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.

[266]
†	Annualized.

[267]
*	Does not include derivatives, except purchased options, if any.

[268]
1	Excludes the fees and expenses of the underlying Funds.

[269]
*	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.

[270]
†	Annualized.

[271]
*	Does not include derivatives, except purchased options, if any.

[272]
1	Excludes the fees and expenses of the underlying Funds.

[273]
*	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.

[274]
†	Annualized.

[275]
*	Does not include derivatives, except purchased options, if any.

[276]
1	Excludes the fees and expenses of the underlying Funds.

[277]
*	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.

[278]
†	Annualized.

[279]
*	Does not include derivatives, except purchased options, if any.

[280]
1	Excludes the fees and expenses of the underlying Funds.

[281]
*	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.

[282]
†	Annualized.

[283]
*	Does not include derivatives, except purchased options, if any.

[284]
1	Excludes the fees and expenses of the underlying Funds.

[285]
*	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.

[286]
†	Annualized.

[287]
*	Does not include derivatives, except purchased options, if any.

[288]
1	Excludes the fees and expenses of the underlying Funds.

[289]
*	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.

[290]
†	Annualized.

[291]
*	Does not include derivatives, except purchased options, if any.

[292]
1	Excludes the fees and expenses of the underlying Funds.

[293]
*	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.

[294]
†	Annualized.

[295]
*	Does not include derivatives, except purchased options, if any.